Leasing Arrangements (Finance Lease Receivables Included In Prepaid Expenses And Other And Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Leasing Arrangements [Abstract]
Minimum lease payments receivable, Leveraged Leases	$ 1,610	$ 2,360
Estimated residual value, Leveraged Leases	1,202	1,305
Unearned income, Leveraged Leases	(874)	(1,140)
Total, Leverage Leases	1,938	2,525
Minimum lease payments receivable, Direct Finance Leases	119	155
Estimated residual value, Direct Finance Leases	9	7
Unearned income, Direct Finance Leases	(19)	(20)
Total, Direct Finance Leases	109	142
Finance lease receivables, total minimum lease payments receivable	1,729	2,515
Estimated residual value, Total	1,211	1,312
Unearned income, Total	(893)	(1,160)
Total investment in leases	2,047	2,667
Allowance for doubtful accounts	(137)	(152)
Finance lease receivables, net	1,910	2,515
Prepaid expenses and other	46	59
Other assets	$ 1,864	$ 2,456